INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings from continuing operations before income taxes and noncontrolling interest
U.S.	$ 90,939	$ 100,265	$ 112,620
Foreign	25,396	26,734	14,574
Earnings before income taxes and noncontrolling interests	116,335	126,999	127,194
Current income tax provision
Federal	29,148	28,671	38,832
State	5,592	5,400	3,808
Foreign	3,655	3,831	4,341
Current income tax provision	38,395	37,902	46,981
Deferred income tax provision (benefit)
Federal	698	3,609	(506)
State	778	914	(1,759)
Foreign	1,216	2,626	696
Deferred income tax provision	2,692	7,149	(1,569)
Income tax provision	41,087	45,051	45,412
Net excess tax benefits associated with stock-based awards	1,855	1,883	$ 2,864
Deferred tax assets:
Deferred revenue	30,384	34,278
Provision for accrued expenses	6,144	5,666
Non-cash compensation	8,159	6,552
Net operating loss and tax credit carryforwards	646	1,534
Other	1,601	916
Total deferred tax assets	46,934	48,946
Less valuation allowance	(247)	(234)
Net deferred tax assets	46,687	48,712
Deferred tax liabilities:
Intangible and other assets	(103,383)	(102,594)
Deferred membership costs	(6,165)	(6,951)
Property and equipment	(9,457)	(10,270)
Investments in unconsolidated entities	(3,359)	(2,594)
Installment sales of vacation ownership interest	(1,846)	(1,054)
Other	(1,620)	(1,565)
Total deferred tax liabilities	(125,830)	(125,028)
Net deferred tax liability	$ (79,143)	$ (76,316)